Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share
Amount Registered | shares	2,006,898
Proposed Maximum Offering Price per Unit	10.8
Maximum Aggregate Offering Price	$ 21,674,498.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,993.25
Offering Note
(1)In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)Consists of 1,673,445 shares of ordinary shares, par value $0.001 per share (the “Ordinary Shares”), of Crescent Biopharma, Inc, a Cayman Islands exempted company. (the “Registrant”), that are issuable under the Registrant’s 2025 Stock Incentive Plan, as amended and restated, and 333,453 Ordinary Shares that are issuable under the Registrant’s 2025 Employee Stock Purchase Plan, as amended and restated.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant’s Ordinary Shares as reported on The Nasdaq Stock Market LLC on February 20, 2026.
(4)The Registrant does not have any fee offsets.